Investment Securities - Investment Securities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Contractual Maturities of Investment Securities [Abstract]
Federal statutory rate	35.00%
Weighted-average maturity of available-for-sale investment securities	5 years 1 month 6 days	4 years 8 months 12 days
Weighted-average yield of available-for-sale investment securities	2.06%	2.21%
Weighted-average maturity of held-to-maturity investment securities	4 years 7 months 6 days	4 years 2 months 12 days
Weighted-average yield of held-to-maturity investment securities	1.93%	1.92%